Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Transactions and balances with related parties
18.	Transactions and balances with related parties

a.	Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2021	2020	2019
Holding company
Interest income	34,447	41,034	265,200

Management staff
Administrative services expenditures	113,018	199,488	23,548

Other related parties
Sales	391,664	188,082	249,560
Purchases	40,081	27,507	438,052
Direct short-term benefits (*)	78,321	90,562	106,631

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

b.	Balances receivable from and payable to related parties are as follows:

	December 31,
	2021	2020
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$6,073	$6,073
Cá. Laminadora Vista Hermosa, S.A. de C.V.	628	611
Operadora compañía Mexicana de Tubos, S.A. de C.V.	873	848
Cía Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V.	2,872	3,452
Operadora Construalco, S.A. de C.V.	519	3,320
Aceros y Laminados Sigosa, S.A. de C.V.	1,638	2,643
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Operadora Industrial de Herramientas, S.A. de C.V.	816	411
Joist del Golfo, S.A. de C.V.	5,227	12,192
Ferrovisa, S.A.		17,762
Sigosa Aceros, S.A. de C.V.	18,942
Siderúrgicos del Golfo, S.A. de C.V.	940
Perfiles Comerciales Sigosa, S.A. de C.V.	25,588
Pytsa Industrial de Mexico. S.A. de C.V.	438
Aceros y Laminados Sigosa, S.A. de C.V.	820
Others	246	782
	$70,232	$52,706

	December 31,
	2021	2020
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$915,553	$858,510
Perfiles Comerciales Sigosa, S.A. de C.V.	154,605	150,233
	$1,070,158	$1,008,743
Total, long-term	$1,718,439	$1,657,024

The account receivable with Industrias CH, S.A.B. de C.V. corresponds mainly to ISR balances to be recovered, due to the fact that some companies consolidated ISR for tax purposes until 2013 with this company.

In 2021, there are loans with Industrias CH, S.A.B. de C.V., in USD and pesos.

These granted loans in USD and pesos including interest amount to $ 915,553 as of December 31, 2021. (2020 $858,510).

In USD 25,400, equivalent to $521,208 Mx. Pesos, plus interest for $120,494, plus VAT of $18,596, resulting a total for $660,298 (as of December 31, 2020, the loan is equivalent to $506,354, plus interest of $93,816, plus VAT of $14,279, giving as a result, a total for $614,449); the interest rate agreed was TIIE plus a percentual point.

The loan in pesos for $186,752 plus interest of $59,054 plus the IVA of $9,449 for a balance of $255,255 (as of December 31, 2020 this amount, when to $186,752 plus interest of $49,404, plus VAT of $7,905 for a balance of $244,061).

As of December 31, 2021, there is a receivable from Perfiles Comerciales Sigosa, S.A. de C.V., derived from loan interest of $ 154,605 (USD $7,536,068), and a balance receivable of $ 150,233, as of December 31, 2020.

	2021	2020
Accounts payable:
Aceros y Laminados Sigosa, S.A. de C.V.	$7,155	$4,625
Industrias CH, S.A.B. de C.V.	214,294	214,294
Perfiles Comeciales Sigosa, S.A. de C.V.	3,802	1,292
Holding Protel, S.A. de C.V.	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	445	1,404
Operadora Perfiles Sigosa, S.A. de C.V.	2,074	3,855
Operadora Pytsa Industrial, S.A. de C.V.	11,603	9,073
Comercializadora SIGOSA, S.A. de C.V.	2,532	102,067
Compañia Manufacturera de Tubos, S.A. de C.V.	7,174	7,377
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	7,090	6,287
Sigosa Aceros, S.A. de C.V.	48,096
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	634
Industrias Procarsa, S.A. de C.V.	156	0
Ferrovisa, S.A. de C.V.	7,458	0
Others	188	352
	$312,913	$351,511

The other accounts payable correspond to services and / or purchases of finished products according to their activity.